Schedule of Swiss Plan's Asset Allocation (Detail) - Fair Value, Inputs, Level 2	Jun. 30, 2018	Jun. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	100.00%	100.00%
Fixed Income Investments
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	12.00%	10.00%
Equity Investments
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	50.00%	52.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	31.00%	26.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	4.00%	9.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	3.00%	3.00%